Related Party Transactions (Detail Textuals) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 09, 2017	Nov. 30, 2017	Jan. 31, 2014	Dec. 31, 2017	Dec. 31, 2016		May 10, 2012
Related Party Transaction [Line Items]
Amount due to related parties				$ 45,639	$ 1,060,817	[1]
Principal amount of convertible note				50,000,000
Interest expenses related to note				120,000	$ 120,000
Accumulated interest payable				$ 20,055
Mr. Shane McMahon
Related Party Transaction [Line Items]
Interest expenses related to note		$ 407,863
Mr. Shane McMahon | $3.0 Million Convertible Note
Related Party Transaction [Line Items]
Amount due to related parties							$ 3,000,000
Principal amount of convertible note							$ 3,000,000
Interest rate of convertible note							4.00%
Conversion price of note convertible	$ 1.50
Amount recognized as beneficial conversion feature			$ 2,126,000
Maturity date of the note	Dec. 31, 2019		Dec. 31, 2015
Mr. Shane McMahon | $3.0 Million Convertible Note | Series E Preferred Stock
Related Party Transaction [Line Items]
Conversion price of note convertible			$ 1.75		$ 1.50

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")